Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Total non-current assets		$ 195,973	$ 189,757
Current assets
Total current assets		23,367	23,186
Equity
Total equity		92,676	84,278		$ 79,340	$ 78,351
Non-current liabilities
Total non-current liabilities		89,508	94,282
Current liabilities
Total current liabilities		37,156	34,383
Consolidated [member]
Non-current assets
Due from subsidiaries		66,958	99,031	[1]
Other non-current assets		61,448	61,978	[1]
Total non-current assets		128,407	161,009	[1]
Current assets
Due from subsidiaries		16,700	3,595	[1]
Other current assets		2,487	13,367	[1]
Total current assets		19,187	16,962	[1]
Equity
Total equity		(9,062)	33,250	[1]
Non-current liabilities
Due to subsidiaries		51,631	24,657	[1]
Other non-current liabilities	[1]		84,502
Other non-current liabilities		79,581
Total non-current liabilities		131,212	109,159	[1]
Current liabilities
Due to subsidiaries		11,821	12,894	[1]
Other current liabilities		13,622	22,668	[1]
Total current liabilities		25,444	35,562	[1]
Anheuser- Busch InBev SA/NV [member]
Non-current assets
Due from subsidiaries		12,812	11,750	[1]
Other non-current assets		111,216	113,980	[1]
Total non-current assets		124,028	125,729	[1]
Current assets
Due from subsidiaries		3,240	1,457	[1]
Other current assets		234	248	[1]
Total current assets		3,474	1,705	[1]
Equity
Total equity		81,848	73,398	[1]
Non-current liabilities
Due to subsidiaries		20,852	20,311	[1]
Other non-current liabilities	[1]		22,836
Other non-current liabilities		21,255
Total non-current liabilities		42,108	43,147	[1]
Current liabilities
Due to subsidiaries		277	2,517	[1]
Other current liabilities		3,270	8,372	[1]
Total current liabilities		3,547	10,889	[1]
Anheuser Busch InBev Worldwide Inc. [member]
Non-current assets
Due from subsidiaries		19,682	11,682	[1]
Other non-current assets		81,459	79,570	[1]
Total non-current assets		101,141	91,252	[1]
Current assets
Due from subsidiaries		8,146	7,051	[1]
Other current assets		129	274	[1]
Total current assets		8,275	7,325	[1]
Equity
Total equity		50,663	55,459	[1]
Non-current liabilities
Due to subsidiaries		27,427	12,018	[1]
Other non-current liabilities	[1]		30,541
Other non-current liabilities		28,618
Total non-current liabilities		56,046	42,559	[1]
Current liabilities
Due to subsidiaries		2,079	38	[1]
Other current liabilities		628	521	[1]
Total current liabilities		2,706	559	[1]
Anheuser Busch InBev Finance Inc. [member]
Non-current assets
Due from subsidiaries		3,762	3,815	[1]
Other non-current assets		4	10	[1]
Total non-current assets		3,766	3,825	[1]
Current assets
Due from subsidiaries		448	428	[1]
Total current assets		448	428	[1]
Equity
Total equity		391	380	[1]
Non-current liabilities
Other non-current liabilities	[1]		3,802
Other non-current liabilities		3,745
Total non-current liabilities		3,745	3,802	[1]
Current liabilities
Due to subsidiaries		1
Other current liabilities		77	71	[1]
Total current liabilities		78	71	[1]
Anheuser Busch Companies [member]
Non-current assets
Due from subsidiaries		48,907	73,067	[1]
Other non-current assets		126,096	81,020	[1]
Total non-current assets		175,003	154,087	[1]
Current assets
Due from subsidiaries		915	2,086	[1]
Other current assets		1,870	1,828	[1]
Total current assets		2,784	3,914	[1]
Equity
Total equity		111,217	108,991	[1]
Non-current liabilities
Due to subsidiaries		26,230	8,500	[1]
Other non-current liabilities	[1]		27,122
Other non-current liabilities		25,848
Total non-current liabilities		52,077	35,622	[1]
Current liabilities
Due to subsidiaries		11,021	9,272	[1]
Other current liabilities		3,473	4,115	[1]
Total current liabilities		14,494	13,387	[1]
Brandbrew, Brandbev and Cobrew [member]
Non-current assets
Due from subsidiaries		5,200	18,240	[1]
Other non-current assets		16,155	15,617	[1]
Total non-current assets		21,355	33,857	[1]
Current assets
Due from subsidiaries		14,744	1,913	[1]
Other current assets		254	11,018	[1]
Total current assets		14,998	12,931	[1]
Equity
Total equity		20,300	23,241	[1]
Non-current liabilities
Due to subsidiaries		526	3,350	[1]
Other non-current liabilities	[1]		200
Other non-current liabilities		115
Total non-current liabilities		641	3,550	[1]
Current liabilities
Due to subsidiaries		9,236	10,408	[1]
Other current liabilities		6,175	9,588	[1]
Total current liabilities		15,411	19,996	[1]
Eliminations [member]
Non-current assets
Due from subsidiaries		(23,405)	(19,522)	[1]
Other non-current assets		(273,481)	(228,219)	[1]
Total non-current assets		(296,886)	(247,741)	[1]
Current assets
Due from subsidiaries		(10,793)	(9,342)	[1]
Total current assets		(10,793)	(9,342)	[1]
Equity
Total equity		(273,481)	(228,219)	[1]
Non-current liabilities
Due to subsidiaries		(23,405)	(19,522)	[1]
Total non-current liabilities		(23,405)	(19,522)	[1]
Current liabilities
Due to subsidiaries		(10,793)	(9,342)	[1]
Total current liabilities		$ (10,793)	$ (9,342)	[1]

[1]	Amended to conform to 2023 presentation.